Other Operating Income and Expenses - Schedule of Bank and its Subsidiaries Present Other Operating Expenses (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Bank and its Subsidiaries Present Other Operating Expenses [Abstract]
Write-offs for operating risks	$ 29,407	$ 30,473	$ 18,391
Expenses for credit operations of financial leasing	6,976	4,071	4,786
Insurance premiums expense to cover operational risk events	6,275	5,779	5,085
Legal expenses and trials	2,847	3,063	1,973
Card administration	2,209	606	2,086
(Release) expense of provisions for operational risk	558	(706)	(900)
Provisions for trials and litigation	419	(617)	1,317
Write-offs for commercial decisions	407	290	398
Life insurance	343	275	258
Valuation expense	256	250	226
Renegotiated loan insurance premium	235	290	351
Expenses for charge-off leased assets recoveries	195	493	130
Provision for pending operations (90 days)	(124)	(117)	(429)
Expense recovery from operational risk events	(14,314)	(9,216)	(6,050)
Other expenses	350	1,156	1,842
Total	$ 36,039	$ 36,090	$ 29,464